Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	$ 108,507	$ 14,495	$ 8,881
Adjustments:
Unrealized exchange losses /(gains)	118	(575)	(1,195)
Other income (decrease in rehabilitation provision)	(307)
Impairment	240	5,724
Depreciation and amortization	7,267	4,141	2,705
Interest income	(16)	(14)	(114)
Finance cost	1,952	1,522	2,415
Expected credit loss on trade and other receivables	23	13	1,283
Expected credit loss on related party receivables		1,426	6,818
Loss on disposal of assets	428	269	47
Prepayment write down	74
Remeasurement gain on financial guarantee		(2,746)	(486)
Share-based payments	236	2,834
Provision for stock obsolescence	22	166	41
Bad debts written off		83
Listing expense	65,381
Fair value gain on derivative liability (warrants)	(5,725)
Fair value gain on earnout liability	(158,822)
Non-cash penalties levied on outstanding tax liabilities	238		42
Other			15
Changes in:
Inventories	(745)	(1,055)	(759)
Trade and other receivables, net	(4,525)	(5,178)	(3,911)
Trade and other payables	10,922	6,980	4,762
Prepayments	125	447	(220)
Related party balance	(353)	(1,118)	(3,448)
Cash generated from operations	25,040	27,414	16,876
Interest expense paid	(858)	(533)	(1,019)
Taxes paid	(10,391)	(7,750)	(936)
Net cash provided by operating activities	13,791	19,131	14,921
Cash flows from investing activities
Purchase of property, plant and equipment (PP&E)	(11,260)	(7,701)	(6,205)
Investments in exploration and evaluation assets	(439)	(303)	(188)
Prepayments made towards PP&E	(655)	(1,989)	(149)
Proceeds received on settlement of loan notes			1,156
Staff loans advanced	(38)	(72)	(265)
Repayment of staff loans advanced			26
Net cash used in investing activities	(12,392)	(10,065)	(5,625)
Cash flow from financing activities
Proceeds from borrowings	3,002	2,567	4,061
Proceeds from bank overdraft	1,006
Repayment of borrowings	(3,213)	(3,200)	(5,206)
Dividends paid		(9,018)	(7,921)
Net cash generated by/(used in) financing activities	795	(9,651)	(9,066)
Total cash movement for the year	2,194	(585)	230
Effect of exchange rate fluctuation	8	(8)	(11)
Cash and cash equivalents at the beginning of year	(315)	278	59
Cash and cash equivalents, net at the end of year	$ 1,887	$ (315)	$ 278